Shareholders' equity	12 Months Ended
Mar. 31, 2016
Shareholders' equity
Shareholders' equity

13. Shareholders' equity

        The Company is authorized to issue 50,000,000 Class A ordinary shares and 30,000,000 Class B ordinary shares which will be subject to the same provisions with reference to the payment of calls, liens, transfers, transmissions, forfeitures and otherwise as the shares in issue. As of March 31, 2016 and 2015, the Company' issued and outstanding share capital was as follows:

	March 31, 2016	March 31, 2015
Common stock issued:
Class A ordinary shares	21,102,872	18,515,323
Class B ordinary shares	12,086,022	14,336,022
Less: Common stock held in treasury	(35,579)	—

Common stock outstanding	33,153,315	32,851,345

        The Company's authorized and issued common stock shares have no par value.

        During the year ended March 31, 2016, the Company's shares held in treasury increased by 35,579 shares or $2,665. The treasury shares were withheld to pay the withholding taxes upon the vesting of the instruments granted under SOP III program discussed in Note 17 below.

        On October 27, 2014, IBS Group reported that the previously announced proposal to reorganize IBS Group via an exchange of shares and Global Depository Receipts ("GDRs") of IBS Group for shares of the Company through a Scheme of arrangement (the "Scheme") was approved. As per IBS Group's announcement, holders of the GDRs listed on the regulated market of the Frankfurt Stock Exchange and holders of issued and outstanding shares in IBS Group, other than the shares held by BXA Investments Ltd and Croyton Limited (the "Scheme Shares", and together with the GDRs, the "Scheme Securities") received for each Scheme Security cancelled pursuant to the Scheme, 0.95 shares in the Company.

        As a result of the Scheme, the ownership of IBS Group in the share capital of the Company has decreased from approximately 68.6% to approximately 44.2%. 8,003,828 shares of the Company were converted based on the exchange ratio of 0.95, from Class B ordinary shares (which entitle the holder to ten votes per share) to Class A ordinary shares and exchanged for IBS Group securities.

        During the year ended March 31, 2016, 2,250,000 Class B ordinary shares were converted to Class A ordinary shares.